Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments [Abstract]
Significant investments [text block table]	Significant investments as of December 31, 20221 Investment Principal place of business Nature of relationship Ownership percentage Huarong Rongde Asset Management Company Limited Beijing,China Strategic investment 40.7 % Harvest Fund Management Co., Ltd. Shanghai,China Strategic investment 30.0% 1 The Group has significant influence over these investees through its holding percentage and representation on the board seats.
Summarised financial information on Huarong Rongde Asset Management Company Ltd [text block table]	Summarized financial information on Huarong Rongde Asset Management Company Limited1 in € m. Dec 31, 2021 Dec 31, 2020 Total net revenues (138) 76 Net income (102) 54 Other comprehensive income 0 0 Total comprehensive income2 (102) 54 in € m. Dec 31, 2021 Dec 31, 2020 Current assets 2,738 2,979 Non-Current assets 568 247 Total assets 3,306 3,226 Current liabilities 2,132 1,273 Non-Current liabilities 460 1,180 Total liabilities 2,592 2,453 Noncontrolling Interest 0 0 Net assets of the equity method investee 714 773 1 Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2022 based on December 2021 PRC GAAP audited financials and for December 2021 based on December 2020 PRC GAAP audited financials. 2 The Group received dividends from Huarong Rongde Asset Management Company Limited of € 0 million during the reporting period 2022 (2021: € 0 million). The Group is entitled to declared dividends of € 9 million for the financial year of 2021.
Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [text block table]	Reconciliation of total net assets of Huarong Rongde Asset Management Company Limited to the Group’s carrying amount1 in € m. Dec 31, 2021 Dec 31, 2020 Net assets of the equity method investee 714 773 Group's ownership percentage on the investee's equity 40.7% 40.7 % Group's share of net assets 291 315 Goodwill 0 0 Intangible Assets 0 0 Other adjustments2 (64) (97) Carrying amount 227 218 1 Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2022 based on December 2021 PRC GAAP audited financials and for December 2021 based on December 2020 PRC GAAP audited financials. 2 There is life to date impairment loss of € 73 million in 2022 (€ 97 million in 2021). The loss was driven by impairment write downs from underperforming credit balances in the weaker Chinese real estate sector since 2021.
Summarised financial information on Harvest Fund Management Co., LTD [text block table]	Summarized financial information on Harvest Fund Management Co., Ltd. in € m. Dec 31, 2022¹ Dec 31, 2021² Total net revenues 982 1,190 Net income 234 305 Other comprehensive income 7 (2) Total comprehensive income3 241 304 in € m. Dec 31, 2022 Dec 31, 2021 Current assets 1,319 1,372 Non-Current assets 945 982 Total assets 2,264 2,354 Current liabilities 967 1,080 Non-Current liabilities 169 207 Total liabilities 1,136 1,287 Noncontrolling Interest 47 40 Net assets of the equity method investee 1,081 1,027 1 December 31, 2022 numbers are based on 2022 unaudited financials. 2 December 31, 2021 numbers are based on 2021 audited financials. 3 The Group received dividends from Harvest Fund Management Co., Ltd. of € 45 million during the reporting period 2022 (2021: € 68 million).
Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [text block table]	Reconciliation of total net assets of Harvest Fund Management Co., Ltd.to the Group’s carrying amount in € m. Dec 31, 2022¹ Dec 31, 2021² Net assets of the equity method investee 1,081 1,027 Group's ownership percentage on the investee's equity 30% 30 % Group's share of net assets 324 308 Goodwill 18 17 Intangible Assets 15 15 Other adjustments 4 1 Carrying amount3 361 341 1 December 31, 2022 numbers are based on 2022 unaudited financials. 2 December 31, 2021 numbers are based on 2021 audited financials. 3 There is no impairment loss in 2022 (€ 0 million in 2021).
Information on the Groups Share in Associates and Joint Ventures individually immaterial [text block table]	Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial in € m. Dec 31, 2022 Dec 31, 2021 Carrying amount of all associates that are individually immaterial to the Group 536 532 Aggregated amount of the Group's share of profit (loss) from continuing operations 100 87 Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations 0 0 Aggregated amount of the Group's share of other comprehensive income 15 (6) Aggregated amount of the Group's share of total comprehensive income 115 81